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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12/31/04
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            October 22, 2004
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            161
                                                           --------------------

Form 13F Information Table Value Total:                     $  266,645
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5153    62786 SH       SOLE                    62786
AT&T Corp                      Com              001957505      343    17995 SH       SOLE                    17995
Abbott Labs                    Com              002824100     1126    24132 SH       SOLE                    24132
Adesa Inc                      Com              00686U104      657    30950 SH       SOLE                    30950
Affiliated Computer Svcs Cl A  Com              008190100      264     4380 SH       SOLE                     4380
Air Prods & Chems Inc          Com              009158106     2019    34824 SH       SOLE                    34824
Alcoa Inc                      Com              013817101     2791    88825 SH       SOLE                    87325              1500
Allete Inc                     Com              018522102      398    10840 SH       SOLE                    10740               100
Altria Group Inc               Com              02209S103      444     7268 SH       SOLE                     7268
American Express Co            Com              025816109      626    11100 SH       SOLE                    10100              1000
American Intl Group            Com              026874107     1193    18166 SH       SOLE                    17566               600
Amgen Inc                      Com              031162100     4287    66825 SH       SOLE                    66825
Anheuser Busch Cos Inc         Com              035229103      627    12350 SH       SOLE                    12350
Aqua America Inc               Com              03836W103      829    33705 SH       SOLE                    33705
Automatic Data Process         Com              053015103     4047    91245 SH       SOLE                    90945               300
Avery Dennison Corp            Com              053611109     1235    20600 SH       SOLE                    20600
Avon Prods Inc                 Com              054303102      370     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3088    52882 SH       SOLE                    52362               520
Bank New York Inc              Com              064057102      251     7500 SH       SOLE                     7500
Bank Of America Corp           Com              060505104     4850   103223 SH       SOLE                   101891              1332
Baxter International           Com              071813109      314     9100 SH       SOLE                     7350              1750
Beckman Coulter                Com              075811109     1236    18455 SH       SOLE                    18455
Becton Dickinson & Co          Com              075887109     1751    30821 SH       SOLE                    30821
Bellsouth Corp                 Com              079860102      778    27981 SH       SOLE                    27981
Berkshire Hathaway Cl B        Com              084670207     1078      367 SH       SOLE                      367
Best Buy Inc                   Com              086516101      380     6400 SH       SOLE                     6400
Black & Decker Corp            Com              091797100     1378    15600 SH       SOLE                    15600
Blackrock Municipal Target Ter Com              09247M105      166    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     2529    48850 SH       SOLE                    48850
Bristol Myers Squibb           Com              110122108     1553    60605 SH       SOLE                    59005              1600
Burlington Nrthn Santa         Com              12189T104      273     5778 SH       SOLE                     5778
Burlington Resources           Com              122014103     1954    44930 SH       SOLE                    44530               400
Cabot Corp                     Com              127055101     1844    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      525    13091 SH       SOLE                    13091
Centurytel Inc                 Com              156700106      422    11893 SH       SOLE                    11893
Chevrontexaco Corp             Com              166764100     6347   120864 SH       SOLE                   120864
Chubb Corp                     Com              171232101     2040    26532 SH       SOLE                    26532
Cigna Corp                     Com              125509109      481     5896 SH       SOLE                     5896
Cisco Sys Inc                  Com              17275R102     2145   111025 SH       SOLE                   109025              2000
Citigroup Inc                  Com              172967101     4617    95834 SH       SOLE                    94706              1128
Coca Cola Co                   Com              191216100     1637    39311 SH       SOLE                    39311
Colgate Palmolive Co           Com              194162103      755    14750 SH       SOLE                    14750


                                      Page 1
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Comcast Corp Cl A              Com              20030N101      658    19778 SH       SOLE                    19455               323
Comcast Corp Cl A Spl          Com              20030N200     3567   108608 SH       SOLE                   107608              1000
Commerce Bancshares            Com              200525103      324     6447 SH       SOLE                     6447
Commerce Group Inc Mass        Com              200641108      305     5000 SH       SOLE                     5000
Computer Sciences Corp         Com              205363104      299     5300 SH       SOLE                     5300
ConAgra Foods Inc              Com              205887102     4186   142143 SH       SOLE                   141743               400
ConocoPhillips                 Com              20825C104      421     4853 SH       SOLE                     4853
Corning Inc                    Com              219350105      241    20450 SH       SOLE                    18800              1650
DJ US Healthcare Sector iShare Com              464287762     1300    22034 SH       SOLE                    22034
Deere & Co                     Com              244199105      334     4492 SH       SOLE                     4492
Dell Inc                       Com              24702R101     2255    53505 SH       SOLE                    53505
Dentsply International         Com              249030107      815    14500 SH       SOLE                    14500
Diamonds Tr Unit Ser 1         Com              252787106      989     9200 SH       SOLE                     9200
Disney Walt Co                 Com              254687106     2443    87890 SH       SOLE                    87890
Dominion Res Va                Com              25746U109      833    12301 SH       SOLE                    12301
Dow Chem Co                    Com              260543103      400     8074 SH       SOLE                     8074
Du Pont E I De Nemours         Com              263534109     5463   111383 SH       SOLE                   111383
Duke Energy Corp               Com              264399106      602    23750 SH       SOLE                    23750
Duke Realty Corp               Com              264411505      370    10830 SH       SOLE                    10830
Emerson Elec Co                Com              291011104     5518    78720 SH       SOLE                    78420               300
Exxon Mobil Corp               Com              30231G102    12364   241195 SH       SOLE                   237527              3668
FPL Group Inc                  Com              302571104      964    12895 SH       SOLE                    12895
First Financial Holdings       Com              320239106      622    19000 SH       SOLE                    19000
Gannett Inc                    Com              364730101     1721    21067 SH       SOLE                    20967               100
General Elec Co                Com              369604103     9935   272180 SH       SOLE                   272180
General Mills                  Com              370334104      553    11127 SH       SOLE                    11127
General Mtrs Corp              Com              370442105      247     6165 SH       SOLE                     6165
Gillette Co                    Com              375766102      318     7100 SH       SOLE                     7100
Glaxosmithkline Plc Spons ADR  Com              37733W105      756    15950 SH       SOLE                    15350               600
Guidant Corp                   Com              401698105      534     7400 SH       SOLE                     6400              1000
Harley Davidson Inc            Com              412822108     2469    40650 SH       SOLE                    40650
Heinz H J Co                   Com              423074103     3207    82240 SH       SOLE                    81240              1000
Home Depot Inc                 Com              437076102      893    20900 SH       SOLE                    20900
Inco Ltd                       Com              453258402     1368    37190 SH       SOLE                    37190
Ingersoll-Rand Co Cl A         Com              G4776G101      849    10574 SH       SOLE                     9574              1000
Intel Corp                     Com              458140100     2594   110890 SH       SOLE                   109490              1400
International Bus Mach         Com              459200101     7654    77639 SH       SOLE                    77539               100
Intl Paper Co                  Com              460146103      713    16982 SH       SOLE                    16982
Ishares Tr DJ Us Industrl      Com              464287754     1343    23720 SH       SOLE                    23720
Ishares Tr DJ Us Tech Sec      Com              464287721     1409    29085 SH       SOLE                    29085
Ishares Tr S&P 500 Index       Com              464287200     1687    13944 SH       SOLE                    13944
Ishares Tr S&P Small Cap 600   Com              464287804     2291    14080 SH       SOLE                    14080
JPMorgan Chase & Co            Com              46625H100     4489   115070 SH       SOLE                   114570               500
Johnson & Johnson              Com              478160104    13059   205912 SH       SOLE                   194552             11360
Johnson Ctls Inc               Com              478366107     1665    26238 SH       SOLE                    26238
KB Home                        Com              48666K109     1310    12550 SH       SOLE                    12550
Keycorp                        Com              493267108      264     7790 SH       SOLE                     7790
Kimberly Clark Corp            Com              494368103     2047    31103 SH       SOLE                    30503               600

                                      Page 2

Koninkijke Philips Elec Reg Sh Com              500472303      386    14554 SH       SOLE                    12354              2200
Liberty All-Star Equity Fd     Com              530158104      129    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      251     5800 SH       SOLE                     5800
Lilly Eli & Co                 Com              532457108     1010    17800 SH       SOLE                    17800
Lucent Technologies            Com              549463107      349    92756 SH       SOLE                    92756
MBIA Inc                       Com              55262C100     1751    27675 SH       SOLE                    27675
MDU Research Group             Com              552690109      216     8100 SH       SOLE                     8100
Marsh & McLennan Cos           Com              571748102      265     8050 SH       SOLE                     7250               800
McDonald's Corp                Com              580135101      478    14900 SH       SOLE                    14900
McGraw-Hill Inc                Com              580645109      325     3550 SH       SOLE                     3550
McKesson Corp                  Com              58155Q103      260     8250 SH       SOLE                     8250
Medco Health Solutions         Com              58405U102      732    17598 SH       SOLE                    17174               424
Medtronic Inc                  Com              585055106     2478    49890 SH       SOLE                    49690               200
Mellon Finl Corp               Com              58551A108      952    30610 SH       SOLE                    30610
Merck & Co Inc                 Com              589331107     2604    81028 SH       SOLE                    79948              1080
Merrill Lynch & Co Inc         Com              590188108     2203    36860 SH       SOLE                    36860
Microsoft Corp                 Com              594918104     3706   138699 SH       SOLE                   138699
Midcap Spdr Tr Ser 1           Com              595635103     3544    29291 SH       SOLE                    29291
Morgan Stanley                 Com              617446448      423     7617 SH       SOLE                     7617
Motorola Inc                   Com              620076109      512    29750 SH       SOLE                    29750
MuniHldgs Florida Insd         Com              62624W105      289    19000 SH       SOLE                    19000
Nasdaq 100 Tr Ser 1            Com              631100104      366     9175 SH       SOLE                     9175
Newmont Mining                 Com              651639106      213     4800 SH       SOLE                     4800
Nextel Communications Cl A     Com              65332V103      357    11900 SH       SOLE                    11900
Nisource Inc                   Com              65473P105     2247    98620 SH       SOLE                    98120               500
Norfolk Southern Corp          Com              655844108      489    13500 SH       SOLE                    13500
Nuveen Muni Advantage Fd       Com              67062H106      440    28800 SH       SOLE                    28800
Oracle Corp                    Com              68389X105      154    11206 SH       SOLE                    11206
PNC Finl Svcs Group            Com              693475105     4425    77032 SH       SOLE                    77032
PPG Inds Inc                   Com              693506107      539     7909 SH       SOLE                     7909
PPL Corporation                Com              69351T106      507     9518 SH       SOLE                     9518
Pall Corp                      Com              696429307     2777    95911 SH       SOLE                    95911
Parkvale Financial             Com              701492100      226     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5413   103702 SH       SOLE                   102702              1000
Pfizer Inc                     Com              717081103     3575   132946 SH       SOLE                   132246               700
Pitney Bowes Inc               Com              724479100      370     8000 SH       SOLE                     8000
Procter & Gamble Co            Com              742718109     5081    92252 SH       SOLE                    91252              1000
Progress Energy Inc            Com              743263105      279     6175 SH       SOLE                     6175
Radioshack Corp                Com              750438103      408    12400 SH       SOLE                    12400
Raytheon Co                    Com              755111507      212     5465 SH       SOLE                     5465
Rohm & Haas Co                 Com              775371107      419     9483 SH       SOLE                     9483
Royal Dutch Pete Co            Com              780257804     1374    23940 SH       SOLE                    23940
Rydex ETF Trust                Com              78355W106     1563    10010 SH       SOLE                    10010
SBC Communications             Com              78387G103     2890   112156 SH       SOLE                   111156              1000
Sara Lee Corp                  Com              803111103      208     8610 SH       SOLE                     8610
Schering Plough Corp           Com              806605101      396    18967 SH       SOLE                    18967
Schlumberger Ltd               Com              806857108      671    10025 SH       SOLE                     9825               200
Sprint Corp                    Com              852061100      222     8945 SH       SOLE                     8945

                                      Page 3

State Str Corp                 Com              857477103      778    15845 SH       SOLE                    15845
Streettracks Ser Tr Fortune 50 Com              86330E885      209     2430 SH       SOLE                     2430
Sun Microsystems Inc           Com              866810104       56    10310 SH       SOLE                    10310
Suntrust Bks Inc               Com              867914103      741    10034 SH       SOLE                    10034
Sysco Corp                     Com              871829107      309     8100 SH       SOLE                     8100
Target Corp                    Com              87612E106     1795    34565 SH       SOLE                    34265               300
Teleflex Inc                   Com              879369106      203     3900 SH       SOLE                     3900
Texas Instruments              Com              882508104     3413   138645 SH       SOLE                   138245               400
Unilever N V N Y Shs           Com              904784709      299     4480 SH       SOLE                     4480
Union Pac Corp                 Com              907818108     1855    27590 SH       SOLE                    27590
Unocal Corp                    Com              915289102      244     5650 SH       SOLE                     5350               300
Vanguard Index Tr Stk Mkt Vipe Com              922908769     3467    29370 SH       SOLE                    29370
Varian Medical Systems         Com              92220P105      225     5200 SH       SOLE                     5200
Verizon Communications         Com              92343V104     5618   138677 SH       SOLE                   138377               300
Wachovia Corp                  Com              929903102     4221    80247 SH       SOLE                    80247
Wal Mart Stores Inc            Com              931142103      380     7200 SH       SOLE                     7200
Wells Fargo & Co               Com              949746101     1212    19505 SH       SOLE                    19505
Williams Cos Inc Del           Com              969457100      281    17250 SH       SOLE                    17250
Wyeth                          Com              983024100     2991    70219 SH       SOLE                    69919               300
BankAmerica Cap II 7.00% Toprs Pfd              055188205     1029    38500 SH       SOLE                    38500
Ishares Tr 1-3 Yr Tr Index     Com              464287457      516 6333.000 SH       SOLE                 6333.000
Ishares Tr 7-10 Yr Tr Index    Com              464287440      315 3705.000 SH       SOLE                 3705.000
Ishares Tr GS Corp Bd          Com              464287242      359 3217.000 SH       SOLE                 3217.000








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